Segment reporting - Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Reinsurance balances receivable, net	$ 441,935	$ 478,452
Customer Concentration Risk | Reinsurance Receivables
Concentration Risk [Line Items]
Reinsurance balances receivable, net	$ 441,935	$ 478,452
Concentration risk, percentage	100.00%	100.00%
Customer Concentration Risk | Reinsurance Receivables | Counterparty 1
Concentration Risk [Line Items]
Reinsurance balances receivable, net	$ 94,131	$ 113,718
Concentration risk, percentage	21.30%	23.80%
Customer Concentration Risk | Reinsurance Receivables | Counterparty 2
Concentration Risk [Line Items]
Reinsurance balances receivable, net	$ 75,336	$ 105,732
Concentration risk, percentage	17.00%	22.00%
Customer Concentration Risk | Reinsurance Receivables | Counterparty 3
Concentration Risk [Line Items]
Reinsurance balances receivable, net	$ 46,447	$ 88,825
Concentration risk, percentage	10.50%	18.60%
Customer Concentration Risk | Reinsurance Receivables | Customers contributing greater than 10% each
Concentration Risk [Line Items]
Reinsurance balances receivable, net	$ 215,914	$ 308,275
Concentration risk, percentage	48.80%	64.40%
Customer Concentration Risk | Reinsurance Receivables | Other counterparties representing less than 10% each
Concentration Risk [Line Items]
Reinsurance balances receivable, net	$ 226,021	$ 170,177
Concentration risk, percentage	51.20%	35.60%